Convertible Note	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Convertible Note
Convertible Note

During the three months ended November 30, 2017, the Company issued convertible notes with a principal balance of $80,000, with maturity dates of March 11, 2018 and April 27, 2018, and interest rates per annum of 8% - 12%. The principal is convertible into shares of the Company at a conversion rate equal to 60% of the lowest trading price of the Company’s common stock for the fifteen prior trading days, as defined in the agreements.

During the three months ended November 30, 2017, 6,153,846 common shares were issued in relation to conversion options exercised during the period, which reduced the convertible debt by $8,000.

The following convertible notes were outstanding as at November 30, 2017 and August 31, 2017:

	November 30, 2017	August 31, 2017
Note balance	$673,180	$586,512
Debt discounts	(126,260)	(64,917)
Accrued interest	119,836	112,959
	$666,756	$634,554

During the year ended August 31, 2017, the Company issued convertible notes with a principal balance of $96,000, with maturity dates of February 28, 2018 to March 30, 2018, and an interest rate per annum of 12%. The principal is convertible into shares of the Company at a conversion rate equal to 61% of the lowest trading price of the Company’s common stock for the fifteen prior trading days, as defined in the agreements.

During the year ended August 31, 2017, 27,305,206 common shares were issued in relation to conversion options exercised during the period, which reduced the convertible debt by $54,877. Of this amount, $47,650 related to principal of the convertible notes and $7,227 related to accrued interest.

NOTE 10 – CONVERTIBLE NOTE – CONTINUED

During the year ended August 31, 2017, the Company repaid notes with a principal balance of $18,302 plus accrued interest in the amount of $3,014. The Company recorded a gain on the repayment of the convertible note in the amount of $33,283, which was credited to the additional paid in capital account.

The following convertible notes were outstanding as at August 31, 2017 and August 31, 2016:

	August 31, 2017	August 31, 2016
Note balance	$586,512	$440,464
Debt discounts	(64,917)	(45,001)
Accrued interest	112,959	37,983
	$634,554	$433,446